Debt - Other - Additional Information (Details) - Summit Materials, LLC - CAD CAD in Millions	Jan. 15, 2015	Jul. 02, 2016	Jan. 02, 2016
Canadian subsidiary credit agreement
Debt
Amount outstanding		CAD 0.0	CAD 0.0
Canadian subsidiary credit agreement, Operating activities
Debt
Revolving credit commitment	CAD 6.0
Canadian subsidiary credit agreement, Capital equipment
Debt
Revolving credit commitment	CAD 0.5
Basis spread on variable rate	0.90%
Canadian subsidiary credit agreement, Guarantees
Debt
Revolving credit commitment	CAD 0.4
Prime Rate [Member] | Canadian subsidiary credit agreement, Operating activities
Debt
Basis spread on variable rate	0.20%